Debt - Schedule of Future Payments on Bonds (Detail) - Bonds [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 352,011	$ 698,436
Year one [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 352,011	105,022
Year two [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		43,598
Year three [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		43,598
Year four [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		506,218
Year Five and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Borrowings